Taxation - Tax Charge (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Corporation tax
Current year	£ 213.0	£ 172.7	£ 481.9
Prior years	(22.7)	(10.9)	(111.8)
Corporation tax	190.3	161.8	370.1
Deferred tax
Current year	(44.1)	(16.3)	(49.0)
Prior years	(17.4)	(4.5)	2.8
Deferred tax	(61.5)	(20.8)	(46.2)
Tax charge	£ 128.8	£ 141.0	£ 323.9